INVESTMENT IN AN EQUITY SECURITY	12 Months Ended
Dec. 31, 2023
Seamless Group Inc. [Member]
INVESTMENT IN AN EQUITY SECURITY

6 Investment in an equity security

Investment in an unquoted equity security as of December 31, 2023 and 2022 consisted of the following:

		December 31,
		2023	2022
		US$	US$

K Hub	0.54%	100,000	100,000

No impairment was recorded as of December 31, 2023 and 2022 as the Company evaluated the decline in fair value of the investment below its book value was not other-than-temporary.